Subsequent Events (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Feb. 12, 2020	Jan. 28, 2020
Subsequent Event [Line Items]
Proceeds from Related Party Debt		$ 125,000	$ 209,600
Due to Related Parties, Current		$ 125,000	$ 0
Class A Common Stock
Subsequent Event [Line Items]
Common Stock, Shares Authorized		250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		0	4,141,928
Common Stock, Shares, Outstanding		0	4,141,928
Class B Common Stock
Subsequent Event [Line Items]
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Effected Common Stock Dividend Share	0.1957
Common Stock, Shares, Issued		27,500,000	27,500,000
Common Stock, Shares, Outstanding	27,500,000	27,500,000	27,500,000
Subsequent Event | Promissory Note | Sponsor
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 600,000
Proceeds from Related Party Debt				$ 209,000
Due to Related Parties, Current				$ 334,600
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Common Stock, Shares Authorized						250,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0001
Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Common Stock, Shares Authorized						50,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0001
Effected Common Stock Dividend Share	1
Common Stock Dividends, Shares For Each Share	0.1957
Common Stock, Shares, Issued	27,500,000
Common Stock, Shares, Outstanding	27,500,000